Biological Assets - Summary of Change in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in biological assets [abstract]
Balance, beginning of year	$ 1,187	$ 429
Increase in biological assets due to capitalized costs	16,082	7,026
Net change in fair value of biological assets	2,322	(675)
Transferred to inventory upon harvest	(16,471)	(5,593)
Balance, end of year	$ 3,120	$ 1,187